Background and Plan Description (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)	Nov. 01, 2011	Oct. 31, 2011
EBP, Description of Plan [Line Items]
EBP, participant contribution, automatic, deferral rate	3.00%
EBP, participant contribution, pretax, maximum annual compensation to total compensation, percentage	50.00%
EBP, employer contribution, matching percentage	50.00%
EBP, employer contribution, participant compensation matched, percentage	6.00%
EBP, change in net asset available for benefit, increase from participant contribution, rollover	$ 31,000,000
EBP, participant contribution, maximum contribution on existing accounts			10.00%	25.00%
EBP, involuntary cash-out limit	$ 1,000
EBP, retirement age | year	59.5
EBP, note receivable from participant, account, minimum borrowing, amount	$ 500
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
EBP, note receivable from participant, account, maximum borrowing, amount	$ 50,000
EBP, participant loan, basis spread on variable rate	2.00%
EBP, employer contribution vesting service period	3 years
EBP, employer contribution vesting percentage	100.00%
EBP, employer contribution maximum vesting age | year	65
EBP, forfeited nonvested account, decrease from employer contribution	$ 5,000,000
Forfeited nonvested account	$ 700,000	$ 400,000
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	10.50%	10.50%